Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Changes In The Amount Of Property, Plant And Equipment

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2010	96,475	316,935	413,410
Capital expenditures	24,716	78,258	102,974
Retirements and sales	(1,612)	(18,787)	(20,399)
Reclassification	74	(206)	(132)
Foreign currency translation effect	11,778	33,690	45,468

Balance December 31, 2010	131,431	409,889	541,320
Capital expenditures	38,993	50,226	89,218
Acquisition	276	11,249	11,525
Impairment	(1,416)	(6,622)	(8,038)
Retirements and sales	(9,361)	(30,692)	(40,053)
Reclassification	(235)	235	—
Foreign currency translation effect	8,186	20,666	28,852

Balance December 31, 2011	167,874	454,950	622,824

Accumulated depreciation:
Balance January 1, 2010	62,583	236,016	298,599
Depreciation for the year	7,092	23,538	30,630
Retirements and sales	(1,607)	(15,757)	(17,364)
Reclassification	—	(240)	(240)
Foreign currency translation effect	6,147	25,609	31,756

Balance December 31, 2010	74,216	269,167	343,383
Depreciation for the year	9,170	30,815	39,985
Retirements and sales	(9,310)	(26,920)	(36,230)
Foreign currency translation effect	3,020	12,485	15,505

Balance December 31, 2011	77,096	285,547	362,643

Property, plant and equipment, net:
December 31, 2010	57,215	140,722	197,937
December 31, 2011	90,778	169,403	260,180

Schedule Of Useful Lives Of Property, Plant And Equipment

Useful lives in years:	- Buildings and leasehold improvements	10-25
	- Machinery and equipment	2-10
	- Furniture and fixtures	2-10